Income Taxes - Company's effective tax rate (Details)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Jan. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
U.S. federal statutory income tax rate	21.00%	34.00%	21.00%					21.00%	21.00%	21.00%
Change in valuation allowance (in percent)								(17.28%)	(20.28%)	(20.47%)
Total provision and effective tax rate				0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%